Employee benefits - Pension and other post-employment benefits - Sensitivity Analysis of Key Assumptions (Detail) $ in Millions	Oct. 31, 2020 CAD ($)
Defined benefit pension plans [member] | Impact of 100 bps in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	$ (2,364)
Impact of decrease in actuarial assumption	3,052
Defined benefit pension plans [member] | Impact of 50 bps in rate of increase in future compensation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	63
Impact of decrease in actuarial assumption	(67)
Defined benefit pension plans [member] | Impact of increase in longevity of one additional year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	466
Post employment plan [member] | Impact of 100 bps in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	(260)
Impact of decrease in actuarial assumption	332
Post employment plan [member] | Impact of increase in longevity of one additional year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	39
Post employment plan [member] | Impact of 100 bps in Healthcare cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	75
Impact of decrease in actuarial assumption	$ (63)